Taxes on Income (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income [Abstract]
Percentage of corporate tax rates		23.00%	23.00%	24.00%
Description of corporate tax rate reduced	Furthermore, on December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step was to a rate of 24% as of January 2017 and the second step was to a rate of 23% as of January 2018.
Net operating loss for tax		$ 55,469
Accumulated losses before the merger		$ 880
Tax deductible temporary difference value			$ 1,687
Research and development deductible term period		3 years